Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Operating Segments

For the six-months ended December 31, 2025

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Digital marketing	Total

Revenue	$1,532,977	$5,126,270	$407,408	$152,876	$4,960,005	$12,179,536
Cost of revenue	$(1,045,281)	$(4,270,054)	$(400,144)	$(66,626)	$(4,874,119)	$(10,656,224)
Operating expenses	$(1,404,160)	$(4,695,505)	$(373,173)	$(140,005)	$(4,543,212)	$(11,156,055)
Other (expenses) income, net	$(5,284)	$(17,670)	$158,521	$5,407	$(7,782)	$133,192
Loss before income tax	$(921,748)	$(3,856,959)	$(207,388)	$(48,348)	$(4,465,108)	$(9,333,551)
Income tax (benefit) expense	$-	$-	$(224)	$21	$-	$(203)
Net loss	$(921,748)	$(3,856,959)	$(207,164)	$(46,369)	$(4,465,108)	$(9,499,348)

For the six-months ended December 31, 2024

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Total

Revenue	$1,601,447	$6,073,510	$500,795	$301,413	$8,477,165
Cost of revenue	$(895,446)	$(5,486,729)	$(434,282)	$(272,931)	$(7,089,388)
Operating expenses	$(1,220,408)	$(392,266)	$(214,930)	$(347,290)	$(2,174,894)
Other income	$153,737	$47	$140,984	$8,262	$303,030
(Loss) Income before income tax	$(360,670)	$194,562	$(7,433)	$(310,546)	$(484,087)
Income tax (benefit) expense	$(699)	$-	$1,423	$(798)	$(74)
Net (loss) income	$(359,971)	$194,562	$(8,856)	$(309,748)	$(484,013)

As of December 31, 2025

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Digital marketing	Total

Current assets	$1,960,243	$4,718,430	$438,378	$140,101	$4,550,451	$11,807,613
Non-current assets	$140,050	$257,352	$2,873,805	$7,673	$249,005	$3,527,885
Total assets	$2,100,293	$4,975,782	$3,312,183	$147,774	$4,799,456	$15,335,488
Current liabilities	$3,849,268	$5,194,581	$1,764,222	$233,283	$5,087,701	$16,129,055
Non-current liabilities	$71,320	$-	$1,911,404	$-	$-	$1,982,724
Total liabilities	$3,920,588	$5,194,581	$3,675,626	$233,283	$5,087,701	$18,111,779
Net liabilities	$(1,820,295)	$(218,799)	$(363,443)	$(85,509)	$(288,245)	$(2,776,291)

As of June 30, 2025

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Digital marketing	Total

Current assets	$1,517,382	$3,979,883	$429,545	$181,457	$3,272,861	$9,381,128
Non-current assets	$95,805	$30,754	$2,550,745	$1,168	$26,623	$2,705,095
Total assets	$1,613,187	$4,010,637	$2,980,290	$182,625	$3,299,484	$12,086,223
Current liabilities	$3,308,178	$2,917,182	$1,383,933	$211,366	$2,479,698	$10,300,357
Non-current liabilities	$135,209	$-	$1,754,513	$-	$-	$1,889,722
Total liabilities	$3,443,387	$2,917,182	$3,138,446	$211,366	$2,479,698	$12,190,079
Net liabilities	$(1,830,200)	$1,093,455	$(158,156)	$(28,741)	$819,786	$(103,856)